Weighted Average Assumptions For Options Granted (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock-Based Compensation
Expected term (in years)	4 years	4 years	4 years	4 years
Expected volatility	84.90%	118.17%	117.20%	90.90%
Risk free rate	0.56%	0.62%	0.61%	1.27%
Expected dividends	0.00%	0.00%	0.00%	0.00%